Schedule of Other Income and Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Income And Expense
EIC subsidy		€ 776,910
Other subsidies	133,579	136,370
Change in fair value of warrant liabilities	(1,408,222)	(2,635,779)
Change in fair value of convertible notes payable	(933,623)	(180,371)
Other income and expense	(2,655)
Total	€ (2,210,921)	€ (1,902,870)